Dear Policyowner:

Investors in U.S. Stocks earned double digit returns for the first six months of 1998 as the market continued its run of exceptional returns. The U.S. bond market also continued to be strong. The turbulence in Asian markets in 1997 has spilled over into 1998 and affected returns in the emerging international markets. More established international markets, like those in Europe, saw strong returns in the first half of 1998. Results in the subaccounts of MEMBERS(R) Variable Universal Life are reflective of these market forces:

                                                           Percent increase
                                                          in Unit Value from
       Subaccount                                      12/31/97 through 6/30/98
-------------------------------------------------------------------------------
       Capital Appreciation Stock                               13.3%
       Growth and Income Stock                                  11.7%
       Balanced                                                  7.1%
       Bond                                                      2.9%
       Money Market                                              2.1%
       Treasury 2000                                             2.7%
       International Stock                                      13.2%
       World Governments                                         1.7%
       Emerging Growth                                          21.1%
-------------------------------------------------------------------------------

This booklet contains the semiannual reports for the various components of MEMBERS(R) Variable Universal Life. The first section contains the following reports for the CUNA Mutual Life Variable Account:

      Statement of Assets and Liabilities ...................      page   2
      Statement of Operations ...............................      page   4
      Statement of Changes in Net Assets ....................      page   7
      Notes to the Financial Statements ......................     page  10

The subaccounts of CUNA Mutual Life Variable Account invests in mutual funds. The returns shown above reflect the deduction of the separate account level charges. Returns at the separate account level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds which include discussions of the funds' results and the managers' outlooks. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and the Treasury 2000 Fund. The third section contains the report for the International Stock Portfolio of the T. Rowe Price International Series, Inc., and the last section contains the reports for the MFS(R) World Government SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM.

We at CUNA Mutual Life Insurance Company believe that MEMBERS(R) Variable Universal Life is an excellent way for you to provide for your life insurance protection needs. In addition, it provides the investment alternatives you need for your long term asset accumulation needs. We have seen a continuing unprecedented string of impressive returns in the major U.S. market indices over the past three and a half years. We encourage you to keep this in mind as you set your long-term return expectations. Once again, we believe that successful investing requires time in the markets, not timing the markets.

Sincerely,

/s/  Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Assets and Liabilities
                                  June 30, 1998
                                   (Unaudited)

                                                   Capital
                                                Appreciation         Growth and                                              Money
                                                    Stock           Income Stock       Balanced            Bond              Market
Assets:                                          Subaccount          Subaccount       Subaccount        Subaccount        Subaccount
Investments in Ultra Series Fund:
   (note 2)
Capital Appreciation Stock Fund,
   1,417,440 shares at net asset value of
   $21.42 per share (cost $19,642,400)           $30,362,345       $      --         $      --         $      --         $      --

Growth and Income Stock Fund,
   2,623,544 shares at net asset value
   of $30.45 per share (cost $48,099,601)               --          79,882,199              --                --                --

Balanced Fund,
   3,614,981 shares at net asset value
   of $18.17 per share (cost $50,639,808)               --                --          65,693,037              --                --

Bond Fund,
   307,099 shares at net asset value
   of $10.74 per share (cost $3,185,316)                --                --                --           3,296,856              --

Money Market Fund,
   2,355,530 shares at net asset value
   of $1.00 per share (cost $2,355,530)                 --                --                --                --           2,355,530
                                                 -----------       -----------       -----------       -----------       -----------
      Total assets                                30,362,345        79,882,199        65,693,037         3,296,856         2,355,530
                                                 -----------       -----------       -----------       -----------       -----------
Liabilities:
Accrued adverse mortality and
   expense charges                                    66,616           179,085           146,296             7,298             5,545
                                                 -----------       -----------       -----------       -----------       -----------
      Total liabilities                               66,616           179,085           146,296             7,298             5,545
                                                 -----------       -----------       -----------       -----------       -----------
      Net assets                                 $30,295,729       $79,703,114       $65,546,741       $ 3,289,558       $ 2,349,985
                                                 ===========       ===========       ===========       ===========       ===========
      Units outstanding (note 5)                   1,257,514         1,188,465         1,581,501           120,947           124,640
                                                 ===========       ===========       ===========       ===========       ===========
      Net asset value per unit                   $     24.09       $     67.06       $     41.45       $     27.20       $     18.85
                                                 ===========       ===========       ===========       ===========       ===========


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Assets and Liabilities
                                  June 30, 1998
                                   (Unaudited)


                                                          Treasury        International          World          Emerging
                                                             2000             Stock           Governments        Growth
Assets:                                                   Subaccount        Subaccount         Subaccount      Subaccount
Investments in Ultra Series Fund:
   (note 2)
Treasury 2000 Fund, 184,138
   shares at net asset value of $9.53
   per share (cost $1,501,627)                           $1,755,110              --                --                --

Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   388,103 shares at net asset value of
   $14.49 per share (cost $4,870,809)                          --           5,623,609              --                --

Investments in MFS(R) Variable Insurance TrustSM:
   World Governments Series,
   69,566 shares at net asset value of
   $10.30 per share (cost $711,298)                            --                --             716,531              --

Investments in MFS(R) Variable Insurance TrustSM:
   Emerging Growth Series,
   305,354 shares at net asset value of
   $19.45 per share (cost $4,701,614)                          --                --                --           5,939,132
                                                         ----------        ----------        ----------        ----------
      Total assets                                        1,755,110         5,623,609           716,531         5,939,132
                                                         ----------        ----------        ----------        ----------
Liabilities:
Accrued adverse mortality and
   expense charges                                            9,159            12,377             1,607            12,292
                                                         ----------        ----------        ----------        ----------
      Total liabilities                                       9,159            12,377             1,607            12,292
                                                         ----------        ----------        ----------        ----------
      Net assets                                         $1,745,951        $5,611,232        $  714,924        $5,926,840
                                                         ==========        ==========        ==========        ==========
      Units outstanding (note 5)                            199,220           401,898            61,095           400,935
                                                         ==========        ==========        ==========        ==========
      Net asset value per unit                           $     8.76        $    13.96        $    11.70        $    14.78
                                                         ==========        ==========        ==========        ==========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
Six Months  Ended June 30, 1998 and the Years Ended  December  31, 1997 and 1996
                                  (Unaudited)

                                               CAPITAL APPRECIATION STOCK SUBACCOUNT            GROWTH AND INCOME STOCK SUBACCOUNT

Investment income (loss):                        1998           1997           1996           1998           1997           1996
                                            ------------   ------------   ------------   ------------   ------------   ------------
  Dividend income                           $     30,728   $    119,794   $    595,603   $    214,038   $    778,858   $  1,830,435
  Adverse mortality and expense charges
   (note 3)                                     (126,452)      (182,627)      (111,426)      (341,339)      (527,025)      (363,607)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                     (95,724)       (62,833)       484,177       (127,301)       251,833      1,466,828
                                            ------------   ------------   ------------   ------------   ------------   ------------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                       --          317,275           --              360      1,145,587           --
   Proceeds from sale of securities              678,597      1,795,596        855,100      1,602,189      3,033,581      2,017,365
   Cost of securities sold                      (440,029)    (1,354,057)      (708,846)      (965,534)    (2,103,099)    (1,615,917)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on security
  transactions                                   238,568        758,814        146,254        637,015      2,076,069        401,448
  Net change in unrealized appreciation
   or depreciation on investments              3,304,158      4,563,309      1,662,956      7,716,226     12,852,455      6,026,093
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net gain (loss) on investments                 3,542,726      5,322,123       ,809,210      8,353,241     14,928,524      6,427,541
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                 $  3,447,002   $  5,259,290   $  2,293,387   $  8,225,940   $ 15,180,357   $  7,894,369
                                            ============   ============   ============   ============   ============   ============


                                                            BALANCED SUBACCOUNT                             BOND SUBACCOUNT

Investment income (loss):                             1998          1997          1996          1998          1997          1996
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Dividend income                                 $   505,202   $ 2,062,026   $ 2,949,493   $    48,974   $   136,739   $   137,535
  Adverse mortality and expense charges
   (note 3)                                          (284,788)     (509,762)     (445,353)      (14,312)      (23,285)      (23,607)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)                          220,414     1,552,264     2,504,140        34,662       113,454       113,928
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                           3,745       758,320          --            --             379          --
   Proceeds from sale of securities                 1,695,600     4,525,247     3,759,491       180,857       402,615     1,799,790
   Cost of securities sold                         (1,316,628)   (3,785,014)   (3,351,391)     (175,166)     (394,979)   (1,748,647)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net realized gain (loss) on security
  transactions                                        382,717     1,498,553       408,100         5,691         8,015        51,143
  Net change in unrealized appreciation
   or depreciation on investments                   3,738,796     5,202,066     1,724,491        50,960        41,691      (127,295)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net gain (loss) on investments                      4,121,513     6,700,619     2,132,591        56,651        49,706       (76,152)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
  resulting from operations                       $ 4,341,927   $ 8,252,883   $ 4,636,731   $    91,313   $   163,160   $    37,776
                                                  ===========   ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
  Six Months Ended June 30, 1998 and the Years Ended December 31, 1997 and 1996
                                  (Unaudited)

                                                      MONEY MARKET SUBACCOUNT                     TREASURY 2000 SUBACCOUNT

Investment income (loss):                   1998            1997            1996            1998            1997            1996
                                        -----------     -----------     -----------     -----------     -----------     -----------
Dividend income                         $    63,096     $    85,594     $    86,370     $      --       $   106,851     $   107,339
 Adverse mortality and expense charges
(note 3)                                    (11,234)        (15,448)        (16,510)         (7,708)        (14,583)        (13,847)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Net investment income (loss)                 51,862          70,146          69,860          (7,708)         92,268          93,492
                                        -----------     -----------     -----------     -----------     -----------     -----------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                     --              --              --              --              --              --
Proceeds from sale of securities          1,428,909       4,634,860       4,407,707            --              --              --
Cost of securities sold                  (1,428,909)      4,634,860)     (4,407,707)           --              --              --
                                        -----------     -----------     -----------     -----------     -----------     -----------
Net realized gain (loss) on security
transactions                                   --              --              --              --              --              --
Net change in unrealized appreciation
or depreciation on investments                 --              --              --            54,433           1,846         (74,946)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Net gain (loss) on investments                 --              --              --            54,433           1,846         (74,946)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Net increase (decrease) in net assets
resulting from operations               $    51,862     $    70,146     $    69,860     $    46,725     $    94,114     $    18,546
                                        ===========     ===========     ===========     ===========     ===========     ===========

                                                 INTERNATIONAL STOCK SUBACCOUNT                  WORLD GOVERNMENTS SUBACCOUNT

Investment income (loss):                    1998            1997            1996            1998            1997            1996
                                          ---------       ---------       ---------       ---------       ---------       ---------
  Dividend income                         $    --         $  99,113       $  39,586       $   8,822       $   7,143       $    --
  Adverse mortality and expense
charges (note 3)                            (23,269)        (32,130)        (14,665)         (3,207)         (3,401)         (2,326)
                                          ---------       ---------       ---------       ---------       ---------       ---------
Net investment income (loss)                (23,269)         66,983          24,921           5,615           3,742          (2,326)
                                          ---------       ---------       ---------       ---------       ---------       ---------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                     --              --              --              --              --              --
Proceeds from sale of securities            142,363         235,721         121,135          43,530          65,919          52,028
Cost of securities sold                    (124,451)       (211,895)       (113,341)        (43,243)        (66,515)        (53,136)
                                          ---------       ---------       ---------       ---------       ---------       ---------
Net realized gain (loss) on security
transactions                                 17,912          23,826           7,794             287            (596)         (1,108)
Net change in unrealized appreciation
or depreciation on investments              619,258         (62,452)        173,915           6,182          (5,796)         12,525
                                          ---------       ---------       ---------       ---------       ---------       ---------
Net gain (loss) on investments              637,170         (38,626)        181,709           6,469          (6,392)         11,417
                                          ---------       ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
resulting from operations                 $ 613,901       $  28,357       $ 206,630       $  12,084       $  (2,650)      $   9,091
                                          =========       =========       =========       =========       =========       =========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
  Six MonthsEnded June 30, 1998 and the Years Ended December 31, 1997 and 1996
                                  (Unaudited)

                                                 EMERGING GROWTH SUBACCOUNT

Investment income (loss):                    1998          1997          1996*
                                          ---------     ---------     ---------

Dividend income                           $  45,310     $    --       $   9,859
 Adverse mortality and expense charges
(note 3)                                    (22,504)      (21,660)       (4,378)
                                          ---------     ---------     ---------
Net investment income (loss)                 22,806       (21,660)        5,481
                                          ---------     ---------     ---------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                     --            --            --
Proceeds from sale of securities            255,975       234,899       213,154
Cost of securities sold                    (208,052)     (222,640)     (201,866)
                                          ---------     ---------     ---------
Net realized gain (loss) on security
transactions                                 47,923        12,259        11,288
Net change in unrealized appreciation
or depreciation on investments              850,338       384,388         2,792
                                          ---------     ---------     ---------
Net gain (loss) on investments              898,261       396,647        14,080
                                          ---------     ---------     ---------
Net increase (decrease) in net assets
resulting from operations                 $ 921,067     $ 374,987     $  19,561
                                          =========     =========     =========

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
  Six Months Ended June 30, 1998 and the Years Ended December 31, 1997 and 1996
                                   (Unaudited)

                                            CAPITAL APPRECIATION STOCK SUBACCOUNT           GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                                   1998           1997           1996              1998           1997           1996
                                         ------------   ------------   ------------      ------------   ------------   ------------

  Net investment income (loss)           $    (95,724)  $    (62,833)  $    484,177      $   (127,301)  $    251,833   $  1,466,828
  Net realized gain (loss) on
   security transactions                      238,568        758,814        146,254           637,015      2,076,069        401,448
  Net change in unrealized appreciation
   or depreciation on investments           3,304,158      4,563,309      1,662,956         7,716,226     12,852,455      6,026,093
                                         ------------   ------------   ------------      ------------   ------------   ------------
   Change in net assets from
    operations                              3,447,002      5,259,290      2,293,387         8,225,940     15,180,357      7,894,369
                                         ------------   ------------   ------------      ------------   ------------   ------------
Capital unit transactions (note 5):
Proceeds from sale of units                 4,014,753      9,240,958      7,622,148         8,136,862     16,677,681     13,835,588
  Cost of units repurchased                (2,516,772)    (4,699,419)    (3,351,383)       (5,988,326)   (10,282,732)    (8,554,478)
                                         ------------   ------------   ------------      ------------   ------------   ------------
   Change in net assets from capital
    unit transactions                       1,497,981      4,541,539      4,270,765         2,148,536      6,394,949      5,281,110
                                         ------------   ------------   ------------      ------------   ------------   ------------
Increase (decrease) in net assets           4,944,983      9,800,829      6,564,152        10,374,476     21,575,306     13,175,479
Net assets:
  Beginning of period                      25,350,746     15,549,917      8,985,765        69,328,638     47,753,332     34,577,853
                                         ------------   ------------   ------------      ------------   ------------   ------------
  End of period                          $ 30,295,729   $ 25,350,746   $ 15,549,917      $ 79,703,114   $ 69,328,638   $ 47,753,332
                                         ============   ============   ============      ============   ============   ============

                                                         BALANCED SUBACCOUNT                            BOND SUBACCOUNT

Operations:                                  1998           1997           1996              1998           1997           1996
                                         ------------   ------------   ------------      ------------   ------------   ------------

  Net investment income (loss)           $    220,414   $  1,552,264   $  2,504,140      $     34,662   $    113,454   $    113,928
  Net realized gain (loss) on
   security transactions                      382,717      1,498,553        408,100             5,691          8,015         51,143
  Net change in unrealized appreciation
   or depreciation on investments           3,738,796      5,202,066      1,724,491            50,960         41,691       (127,295)
                                         ------------   ------------   ------------      ------------   ------------   ------------
   Change in net assets from
    operations                              4,341,927      8,252,883      4,636,731            91,313        163,160         37,776
                                         ------------   ------------   ------------      ------------   ------------   ------------

Capital unit transactions (note 5):
  Proceeds from sale of units               5,706,407     10,763,242     11,796,373           524,365      1,162,322        700,575
  Cost of units repurchased                (5,204,518)   (10,663,916)   (10,399,963)         (363,762)      (705,363)    (2,103,924)
                                         ------------   ------------   ------------      ------------   ------------   ------------
   Change in net assets from capital
    unit transactions                         501,889         99,326      1,396,410           160,603        456,959     (1,403,349)
                                         ------------   ------------   ------------      ------------   ------------   ------------
Increase (decrease) in net assets           4,843,816      8,352,209      6,033,141           251,916        620,119     (1,365,573)
Net assets:
  Beginning of period                      60,702,925     52,350,716     46,317,575         3,037,642      2,417,523      3,783,096
                                         ------------   ------------   ------------      ------------   ------------   ------------
  End of period                          $ 65,546,741   $ 60,702,925   $ 52,350,716      $  3,289,558   $  3,037,642   $  2,417,523
                                         ============   ============   ============      ============   ============   ============

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
 Six Months Ended June 30, 1998 and the Years Ended December 31, 1997 and 1996
                                  (Unaudited)

                                                    MONEY MARKET SUBACCOUNT                          TREASURY 2000 SUBACCOUNT

Operations:                                  1998          1997          1996                   1998          1997          1996
                                         -----------   -----------   -----------            -----------   -----------   -----------

  Net investment income (loss)           $    51,862   $    70,146   $    69,860            $    (7,708)  $    92,268   $    93,492
  Net realized gain (loss) on
   security transactions                        --            --            --                     --            --            --
  Net change in unrealized appreciation
   or depreciation on investments               --            --            --                   54,433         1,846       (74,946)
                                         -----------   -----------   -----------            -----------   -----------   -----------
   Change in net assets from
    operations                                51,862        70,146        69,860                 46,725        94,114        18,546
                                         -----------   -----------   -----------            -----------   -----------   -----------
Capital unit transactions (note 5):
  Proceeds from sale of units              1,500,907     6,190,640     4,325,194                153,743       621,004       794,517
  Cost of units repurchased               (1,823,902)   (5,367,244)   (4,801,186)              (153,743)     (599,303)     (773,892)
                                         -----------   -----------   -----------            -----------   -----------   -----------
   Change in net assets from capital
    unit transactions                       (322,995)      823,396      (475,992)                  --          21,701        20,625
                                         -----------   -----------   -----------            -----------   -----------   -----------
Increase (decrease) in net assets           (271,133)      893,542      (406,132)                46,725       115,815        39,171
Net assets:
  Beginning of period                      2,621,118     1,727,576     2,133,708              1,699,226     1,583,411     1,544,240
                                         -----------   -----------   -----------            -----------   -----------   -----------
  End of period                          $ 2,349,985   $ 2,621,118   $ 1,727,576            $ 1,745,951   $ 1,699,266   $ 1,583,411
                                         ===========   ===========   ===========            ===========   ===========   ===========


                                               INTERNATIONAL STOCK SUBACCOUNT                        WORLD GOVERNMENTS SUBACCOUNT

Operations:                                  1998          1997          1996                   1998          1997          1996
                                         -----------   -----------   -----------            -----------   -----------   -----------

  Net investment income (loss)           $   (23,369)  $    66,983   $    24,921            $     5,615   $     3,742   $    (2,326)
  Net realized gain (loss) on
   security transactions                      17,912        23,826         7,794                    287          (596)       (1,108)
  Net change in unrealized appreciation
   or depreciation on investments            619,258       (62,452)      173,915                  6,182        (5,796)       12,525
                                         -----------   -----------   -----------            -----------   -----------   -----------
   Change in net assets from
    operations                               613,901        28,357       206,630                 12,084        (2,650)        9,091
                                         -----------   -----------   -----------            -----------   -----------   -----------
Capital unit transactions (note 5):
  Proceeds from sale of units              1,121,005     2,721,533     2,207,995                 42,396       530,877       144,986
  Cost of units repurchased                 (576,805)     (904,022)     (559,568)               (60,685)      (95,423)      (84,667)
                                         -----------   -----------   -----------            -----------   -----------   -----------
   Change in net assets from capital
    unit transactions                        544,200     1,817,511     1,648,427                (18,289)      435,454        60,319
                                         -----------   -----------   -----------            -----------   -----------   -----------
Increase (decrease) in net assets          1,158,101     1,845,868     1,855,057                 (6,205)      432,804        69,410
Net assets:
  Beginning of period                      4,453,131     2,607,263       752,206                721,129       288,325       218,915
                                         -----------   -----------   -----------            -----------   -----------   -----------
  End of period                          $ 5,611,232   $ 4,453,131   $ 2,607,263            $   714,924   $   721,129   $   288,325
                                         ===========   ===========   ===========            ===========   ===========   ===========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
 Six Months Ended June 30, 1998 and the Years Ended December 31, 1997 and 1996
                                   (Unaudited)

                                                  EMERGING GROWTH SUBACCOUNT

Operations:                                 1998          1997          1996*
                                        -----------   -----------   -----------

  Net investment income (loss)          $    22,806   $   (21,660)  $     5,481
  Net realized gain (loss) on
   security transactions                     47,923        12,259        11,288
  Net change in unrealized appreciation
   or depreciation on investments           850,338       384,388         2,792
                                        -----------   -----------   -----------
   Change in net assets from
    operations                              921,067       374,987        19,561
                                        -----------   -----------   -----------
Capital unit transactions (note 5):
  Proceeds from sale of units             1,626,925     3,238,087     1,517,927
  Cost of units repurchased                (675,392)     (749,413)     (346,909)
                                        -----------   -----------   -----------
   Change in net assets from capital
    unit transactions                       951,533     2,488,674     1,171,018
                                        -----------   -----------   -----------
Increase (decrease) in net assets         1,872,600     2,863,661     1,190,579
Net assets:
  Beginning of period                     4,054,240     1,190,579          --
                                        -----------   -----------   -----------
  End of period                         $ 5,926,840   $ 4,054,240   $ 1,190,579
                                        ===========   ===========   ===========

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)   Organization

      The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

      Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

      The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.


(2)   Significant Accounting Policies

      Investments

      The Account currently is divided into nine subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance Trust(SM), or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFS(R) Variable Insurance Trust(SM). Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has six funds available as investment options under the policies while T. Rowe Price International Fund, Inc., has one and MFS(R) Variable Insurance Trust(SM) has two funds available as an investment option. MFS(R) Variable Insurance Trust(SM) also has other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      CIMCO Inc. (CIMCO) serves as the investment advisor to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Advisor to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

      Massachusetts Financial Services Company (MFS) serves as the Investment Advisor to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM). MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   Fees and Charges

      Organization Costs

      CUNA Mutual Life Insurance Company absorbed all organization expenses of the Account.

      Policy Charges

      In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

      Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

      Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

      Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

      Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

      Variable Account Charges

      Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of .90 percent of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)   Investment Transactions

      The  cost  of  shares  purchased,   including   reinvestment  of  dividend
      distributions, during the six months ended June 30, 1998, was as follows:

             Growth and Income Stock Fund.......................    3,794,454
             Capital Appreciation Stock Fund....................    2,144,410
             Balanced Fund......................................    2,560,517
             Bond Fund..........................................      383,028
             Money Market Fund..................................    1,162,999
             Treasury 2000 Fund.................................           --
             International Stock Portfolio......................      675,124
             World Governments Series...........................       32,373
             Emerging Growth....................................    1,242,119
                                                                   ----------
                                                                   11,995,024
                                                                   ==========



(5)   Unit Activity from Contract Transactions

      Transactions in units of each subaccount of the Account for the years ended December 31, 1997, 1996, and 1995 were as follows:

                                  Capital
                               Appreciation          Growth and                                                              Money
                                   Stock            Income Stock             Balanced                 Bond                  Market
                                Subaccount           Subaccount             Subaccount             Subaccount             Subaccount
      Units outstanding at
        December 31, 1995         663,269              907,821              1,522,893                155,381                125,112
      Units sold                  516,098              337,323                375,764                 29,061                249,298
      Units repurchased          (225,833)            (208,539)              (331,106)               (87,030)              (276,956)
                                 --------             --------              ---------                -------               --------
      Units outstanding at
        December 31, 1996         953,534            1,036,605              1,567,551                 97,412                 97,454
      Units sold                  490,480              313,426                297,548                 45,022                342,456
      Units repurchased          (252,149)            (194,852)              (296,125)               (27,507)              (298,002)
                                 --------             --------              ---------                -------               --------
      Units outstanding at
        December 31, 1997       1,191,865            1,155,179              1,568,974                114,927                141,908
      Units sold                  173,974              124,897                140,847                 19,588                 80,407
      Units repurchased          (108,325)             (91,611)              (128,320)               (13,568)               (97,675)
                                 --------             --------              ---------                -------               --------
      Units outstanding at
        June 30, 1998           1,257,514            1,188,465              1,581,501                120,947                124,640
                                 ========             ========              =========                =======               ========

                                 Treasury           International              World                Emerging
                                   2000                 Stock               Governments              Growth
                                Subaccount           Subaccount             Subaccount             Subaccount*
      Units outstanding at
        December 31, 1995         194,133               70,876                 19,219                     --
      Units sold                  102,713              194,181                 12,790                151,261
      Units repurchased          (100,176)             (48,968)                (7,455)               (33,490)
                                 --------             --------              ---------                -------
      Units outstanding at
        December 31, 1996         196,670              216,089                 24,554                117,771
      Units sold                   77,604              216,687                 46,412                280,804
      Units repurchased           (75,054)             (71,570)                (8,295)               (66,642)
                                 --------             --------              ---------                -------
      Units outstanding at
        December 31, 1997         199,220              361,206                 62,671                331,933
      Units sold                   17,750               83,243                  3,652                117,910
      Units repurchased           (17,750)             (42,551)                 5,227)               (48,909)
                                 --------             --------              ---------                -------
      Units outstanding at
        June 30, 1998             199,220              401,898                 61,096                400,934
                                 ========             ========              =========                =======


*The data is for the period beginning May 1, 1996 (date of initial activity).

(6)   Condensed Financial Information

      The table below gives per unit information about the financial history of each subaccount for each period.

                                CAPITAL APPRECIATION STOCK SUBACCOUNT                        GROWTH AND INCOME STOCK SUBACCOUNT
                        1998        1997        1996       1995        1994        1998       1997       1996       1995       1994
                        ----        ----        ----       ----        ----        ----       ----       ----       ----       ----
Net asset value:
Beginning of period    $21.27      $16.31      $13.55     $10.45      $10.00      $60.02     $46.07     $38.09     $29.16    $29.01
End of period           24.09       21.27       16.31      13.55       10.45       67.06      60.02      46.07      38.09     29.16
Percentage increase
in unit value
during period*          13.3%       30.4%       20.4%      29.7%        4.5%       11.7%      30.3%      21.0%      30.6%     0.5%
Number of units
outstanding at
end of period         1,257,514   1,191,865    953,534    663,269     588,501    1,188,465  1,155,179  1,036,605   907,821   767,867



                                            BALANCED SUBACCOUNT                                              BOND SUBACCOUNT
                          1998        1997        1996       1995        1994         1998       1997      1996       1995     1994
                          ----        ----        ----       ----        ----         ----       ----      ----       ----     ----
Net  asset value:
Beginning of period    $38.69      $33.40      $30.41     $25.09      $25.44       $26.43     $24.82    $24.35     $21.11    $21.96
End of period           41.45       38.69       33.40      30.41       25.09        27.20      26.43     24.82      24.35     21.11
Percentage increase
in unit value
during period*          7.1%        15.8%       9.8%       21.2%       -1.4%        2.9%       6.5%      1.9%       15.4%     -3.9%
Number of units
outstanding at
end of period         1,581,501   1,568,974    1,567,551  1,522,893   1,433,037     120,947    114,927   97,411     155,381  160,875


                                          MONEY MARKET SUBACCOUNT                                       TREASURY 2000 SUBACCOUNT
                         1998       1997        1996       1995        1994         1998       1997      1996       1995      1994
                         ----       ----        ----       ----        ----         ----       ----      ----       ----      ----
Net asset value:
Beginning of period   $18.47      $17.73       $17.05     $16.33      $15.91        $8.53      $8.05     $7.95      $6.63      $7.20
End of period          18.85      18.47        17.73      17.05       16.33         8.76       8.53      8.05       7.95       6.63
Percentage increase
in unit value
during period*         2.1%       4.1%         4.0%       4.4%        2.6%         2.7%       6.0%      1.3%       19.9%      -7.9%

Number of units
outstanding at
end of period         124,640     141,908      97,454     125,112     179,387      199,220    199,220   196,670    194,133   191,747

                               INTERNATIONAL STOCK SUBACCOUNT                             WORLD GOVERNMENTS SUBACCOUNT
                          1998        1997         1996        1995                      1998         1997        1996         1995
                          ----        ----         ----        ----                      ----         ----        ----         ----
Net asset value:
Beginning of period     $12.33      $12.07       $10.61      $10.00                    $11.51       $11.74      $11.39       $10.00
End of period            13.96       12.33        12.07       10.61                     11.70        11.51       11.74        11.39
Percentage increase
in unit value
during period*           13.2%       2.2%         13.7%       6.1%                      1.7%        (2.0%)       3.1%         13.9%

Number of units
outstanding at
end of period          401,898      361,206     216,089     70,876                     61,096       62,671      24,554       19,219

                          EMERGING GROWTH SUBACCOUNT**
                         1998        1997         1996
                         ----        ----         ----
Net asset value:

Beginning of period    $12.21      $10.11       $10.00

End of period           14.78       12.21        10.11

Percentage increase
in unit value
during period*          21.1%       20.8%        1.1%

Number of units
outstanding at
end of period          400,934     331,933      117,771

For the Money Market Subaccount, the "seven-day average yield" for the seven days ended June 30, 1998, was 4.2% and the "effective yield" for that period was 4/3%.

* The amount of premium invested in CUNA Mutual Life Variable Account is the amount remaining after the policy charges described in footnote 3 have been deducted. The policy charges have not been taken into account in this calculation. Inclusion of the policy charges would reduce the percentage increase in unit value during the period.

** The data is for the period beginning May 1, 1996 (date of initial activity).